Warrants	12 Months Ended
Dec. 31, 2021
Warrants
Warrants

13.  Warrants

A continuity of the Company’s outstanding share purchase warrants for the years ended December 31, 2021 and 2020 is presented below:

	Number of warrants	Weighted average exercise price
Outstanding, December 31, 2019	19,389,961	$0.26
Issued	34,130,133	0.09
Expired	(17,654,782)	0.25
Outstanding, December 31, 2020	35,865,312	0.10
Issued	14,017,663	0.10
Exercised	(31,270,314)	0.09
Expired	(10,768,332)	0.13
Outstanding, December 31, 2021	7,844,329	$0.10

At December 31, 2021, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
1,000,000	0.16 USD	March 8, 2023
50,000	0.32 USD	June 6, 2023
2,576,249	0.08 USD	September 8, 2023
1,200,000	0.10 USD	September 8, 2023
2,358,080	0.08 USD	September 8, 2023
660,000	0.10 USD	September 30, 2023
7,844,329

As at December 31, 2021, the weighted average remaining contractual life of outstanding warrants is 1.63 years.

On July 6, 2021, the Company elected to accelerate the exercise terms of warrants issued during the year ended December 31, 2020. As per the terms of the warrants, if the Company’s shares price reached the threshold of $0.25 or $0.30 depending on the agreements for 10 consecutive trading days, the Company had the option to accelerate the exercise terms. The acceleration term had no impact on the valuation of these warrants.

The Company’s warrants which are exercisable in Canadian dollars are considered to be derivative financial instruments as they have an exercise price denominated in a currency other than the Company’s functional currency of the US dollar. Under US GAAP, the Company is required to present these warrants as derivative liabilities on the balance sheet and to measure them at fair value at the end of each reporting period. As at December 31, 2021, the balance of the derivative liability associated with these warrants is $472,899.

On March 4, 2021, the Company issued 1,000,000 warrants to a lender in conjunction with a $500,000 loan. See Note 6.

On March 8, 2021, in connection with a private placement of units, the Company issued 4,007,916 warrants with an exercise price of $0.10 CAD (approximately US$0.08) per warrant and a contractual life of 30 months. As the warrants have an exercise price denominated in a currency other than the Company’s functional currency, they are derivative financial instruments measured at fair value at the end of each reporting period. The fair value of the derivative warrants on issuance was determined to be $400,712 based on the Black-Scholes Option Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 234%, risk-free interest rate - 0.34% and an expected remaining life - 2.5 years.

On March 8, 2021, in connection with a debt settlement, the Company issued 4,416,667 warrants with an exercise price of $0.12 CAD (approximately US$0.10) per warrant and a contractual life of 30 months. As the warrants have an exercise price denominated in a currency other than the Company’s functional currency, they are derivative financial instruments measured at fair value at the end of each reporting period. The fair value of the derivative warrants on issuance was determined to be $220,789 based on the Black-Scholes Option Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 234%, risk-free interest rate - 0.34% and an expected remaining life - 2.5 years.

On March 8, 2021, debt in the principal amount of $112,500 CAD (US$89,198) was converted to 1,500,000 units at $0.075 CAD per unit (approximately US$0.06). Each unit issued consists of one Common Share and one warrant. Each warrant entitles the holder to purchase one Common Share at a price of US$0.10 for a period of 24 months from the closing date.

On March 30, 2021, debt in the principal amount of $37,500 CAD (US$29,528) and accrued interest of $12,000 CAD (US$9,478) was converted to 660,000 units at $0.075 CAD per unit (approximately US$0.06). Each unit issued consists of one Common Share and one warrant. Each warrant entitles the holder to purchase one Common Share at a price of US$0.10 for a period of 24 months from the closing date.

On March 30, 2021, in connection with a private placement of units, the Company issued 2,358,080 warrants with an exercise price of $0.08 per warrant and a contractual life of 30 months.

On June 7, 2021, in connection to a prior private placement in which warrants were owed to certain subscribers, the Company issued 75,000 warrants with an exercise price of US$0.32 per warrant and a contractual life of 24 months. The fair value of the warrants on issuance was determined to be $15,616 based on the Black-Scholes Option Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 215%, risk-free interest rate - 0.16% and an expected remaining life - 2.0 years. At issuance, the fair value of these warrants was recognized in the consolidated statement of comprehensive loss as stock based compensation expense.

The following is a continuity of the Company’s derivative warrant liability:

Total
Balance, January 1, 2020	$79,458
Issued during the period	1,724,114
Change in fair value of derivative	199,789
Balance, December 31, 2020	$1,804,572
Issued during the period	621,500
Extinguished during the period	(479,535)
Change in fair value of derivative	(1,473,638)
Balance, December 31, 2021	$472,899